UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      August 31

Date of reporting period:     August 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
California Tax-Free Income Fund

8.31.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]


CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 20

Trustees & officers
page 35

For more information
page 41

Dear Fellow Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2004. They are subject to change at any time.

Over the last twelve months

* Despite an improving economic environment, municipal bonds performed well, outpacing the broad taxable bond market.

* The Fund's emphasis on individual security selection helped it outperform its benchmark index and peer group average.

* Tobacco-related municipal bonds and general obligation bonds contributed favorably to Fund performance.

[Bar chart with heading "John Hancock California Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2004." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 7.84% total return for Class A. The second bar represents the 6.93% total return for Class B. The third bar represents the 6.93% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from federal
and California per-
sonal income taxes.
In pursuing this
goal, the Fund nor-
mally invests at least
80% of its assets in
securities of any
maturity exempt
from federal and
California personal
income tax.

Top 10 holdings

 4.5%   Foothill/Eastern Trans. Corridor Agency, 1-1-34, 6.000%
 3.5%   Sacramento Power Auth., 7-1-22, 6.000%
 3.4%   Santa Ana Financing Auth., 7-1-24, 6.250%
 2.8%   Puerto Rico Aqueduct and Sewer Auth., 7-1-11, 10.220%
 2.8%   San Bernardino, County of, 8-1-17, 5.500%
 2.1%   Puerto Rico, Commonwealth of, 7-1-15, 6.500%
 1.9%   Santa Clara County Finance Auth., 5-15-17, 5.500%
 1.7%   California, State of, 4-1-29, 4.750%
 1.6%   Sacramento City Financing Auth., 1-1-30, 6.250%
 1.6%   New Haven Unified School District, 8-1-22, Zero

As a percentage of net assets on August 31, 2004.

BY DIANNE SALES, CFA AND JAMES T. COLBY, III, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
California Tax-Free Income Fund

U.S. bonds, including municipal bonds, posted favorable returns for the year ended August 31, 2004. Most of the positive performance in the bond market occurred during the first half of the period. Despite evidence of a burgeoning economic recovery -- including the strongest quarter of U.S. economic growth in nearly 20 years -- bond prices rose and yields fell thanks to anemic job growth and the Federal Reserve's stable interest rate policy.

However, April brought the strongest monthly employment report in nearly four years, and job growth remained healthy in the subsequent two months. As a result, bond yields reversed course, rising to their highest levels in two years by the middle of June. The Fed followed with two short-term interest rate hikes in late June and August -- boosting the federal funds rate from 1% to 1.5% -- that were consistent with the Fed's stated plan to raise rates at a "measured" pace. This brought some comfort to the bond market, as did signs that economic growth was moderating. Consequently, yields declined during the last two months of the period, ending up about where they were in early 2004. Municipal bonds outperformed the broad taxable bond market during the one-year period.

"U.S. bonds, including municipal
 bonds, posted favorable returns for
 the year ended August 31, 2004."

California begins to recover

What a difference a year makes. In the summer of 2003, the state of California was struggling with an enormous budget deficit, a planned recall election of Governor Gray Davis and the worst credit rating of any state in the country. Since then, a number of changes have occurred:
Davis was recalled and replaced by neophyte politician Arnold Schwarzenegger, voters approved a $15 billion bond issuance to avert a cash crisis and tax revenues began to rebound as the economic recovery took hold, helping the state make a dent in its substantial budget deficit.

[Photos of Dianne Sales and James Colby flush right next to first paragraph.]

As a result, the outlook for the state of California is considerably better than it was a year ago. The economic recovery bonds issued by the state in May were well received by the market. Although challenges remain -- it will take several more years for the state to erase the deficit and get its fiscal house in order -- we believe the state is firmly on the long road to recovery. The major credit rating agencies took notice, upgrading California's credit rating in mid-2004.

Fund performance

For the year ended August 31, 2004, John Hancock California Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 7.84%, 6.93% and 6.93%, respectively, at net asset value. The average California municipal debt fund returned 7.04%, according to Lipper, Inc.1, while the return of the Lehman Brothers Municipal Bond Index was 7.11%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund's outperformance of its Lipper group and benchmark index resulted from the successful execution of our management strategy over the past year. The key elements of this strategy included lowering the portfolio's interest rate sensitivity, maintaining an above-average yield and continuing our emphasis on credit research and individual security selection.

GO bonds shine

We added significantly to the portfolio's holdings of California general obligation (GO) bonds and related debt, which posted double-digit gains during the one-year period. A year ago, given the state's fiscal crisis, we held little GO-related debt in the portfolio. However, we remained confident in our favorable long-term outlook for the state and its large, diverse economy. Consequently, when California GO bonds declined in value, we took advantage of the lower prices and added to the portfolio's holdings, including some of the economic recovery bonds issued in May. We were rewarded when California's economy and its bonds rebounded smartly.

"By a wide margin, the best per-
 formers in the portfolio were
 tobacco-related bonds."

[Table at top left-hand side of page entitled "Top five industry groups 2." The first listing is General obligation 15%, the second is Transportation 15%, the third is Correctional facility 10%, the fourth is Health 8% and the fifth is Special tax 7%.]

Tobacco bonds boost results

By a wide margin, the best performers in the portfolio were tobacco-related bonds. These securities, which are backed by the proceeds from a legal settlement between the major tobacco companies and the state of California (as well as 45 other states), often react sharply to court decisions on pending litigation, and the outcomes over the past year were generally positive. Some of the portfolio's tobacco bonds are also backed by the state, and the general improvement in California's credit quality provided an additional lift.

Although litigation remains a risk, we believe that tobacco bonds provide more than adequate compensation for this risk, and we intend to maintain a position in these securities.

Reining in volatility

The primary structural change we made to the portfolio over the past year was to reduce interest rate sensitivity. Our goals were less volatility, more stable returns and protection against rising interest rates. To accomplish this, we sold some of the portfolio's securities that have the greatest sensitivity to interest rates. These securities included long-term bonds, which served the portfolio well when rates were declining but would suffer the most in a rising interest rate environment, and bonds selling at significant discounts.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 8-31-04." The chart is divided into three sections (from top to right): Revenue bonds 84%, General obligation bonds 15% and Short-term investments & other 1%.]

Outlook

The bond market faces a challenging environment. Despite recent evidence of moderating economic growth, we believe the underlying strength of the economy remains intact. The Fed is expected to

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Benefited from favorable litigation rulings." The second listing is General obligation bonds followed by an up arrow with the phrase "Rebounded as state's fiscal situation improved." The third listing is State of California followed by an arrow pointing to the left and to the right with the phrase "Positive strides to avert fiscal crisis, but challenges remain."]

continue raising short-term interest rates in the coming months, albeit at a gradual pace. These factors are likely to put upward pressure on bond yields going forward.

Nonetheless, our outlook for the municipal bond market is favorable. Long-term municipal bonds currently offer yields that are 90%--95% of Treasury bond yields -- a historically high percentage. As a result, municipal bonds are likely to hold up better than their taxable counterparts in a rising rate environment.

"In California, we expect the rebound
 in tax revenues and credit quality to
 continue, providing a further boost to
 the state's municipal bonds."

In California, we expect the rebound in tax revenues and credit quality to continue, providing a further boost to the state's municipal bonds.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Source: J.J. Kenny.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2004

                                           Class A      Class B      Class C
Inception date                            12-29-89     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      2.98%        1.93%        5.93%
Five years                                    4.60         4.39         4.67
Ten years                                     5.67         5.51           --
Since inception                                 --           --         3.77

Cumulative total returns with maximum sales charge (POP)
One year                                      2.98         1.93         5.93
Five years                                   25.21        23.94        25.64
Ten years                                    73.59        71.00           --
Since inception                                 --           --        22.16

SEC 30-day yield as of August 31, 2004
                                              4.21%        3.56%        3.56%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50% and Class C shares of 1% (eliminated effective July 15, 2004), and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index
8-31-94        $10,000      $ 9,500      $10,000
9-30-94          9,800        9,363        9,853
2-28-95         10,136        9,684       10,281
8-31-95         10,734       10,255       10,886
2-29-96         11,424       10,914       11,416
8-31-96         11,548       11,032       11,457
2-28-97         12,106       11,566       12,045
8-31-97         12,670       12,104       12,516
2-28-98         13,345       12,749       13,146
8-31-98         13,847       13,229       13,598
2-28-99         14,157       13,526       13,954
8-31-99         13,862       13,243       13,676
2-29-00         13,776       13,161       13,644
8-31-00         14,684       14,029       14,587
2-28-01         15,343       14,659       15,350
8-31-01         16,044       15,328       16,079
2-28-02         16,168       15,446       16,399
8-31-02         16,770       16,021       17,083
2-28-03         17,171       16,405       17,657
8-31-03         16,851       16,099       17,619
2-29-04         18,137       17,327       18,768
8-31-04         18,170       17,359       18,871

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,871 as of August 31, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund Class A, without sales charge (NAV), and is equal to $18,170 as of August 31, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund Class A, with maximum sales charge (POP), and is equal to $17,359 as of August 31, 2004.]


                                    Class B 1    Class C 1
Period beginning                    8-31-94       4-1-99
Without sales charge                $17,100      $12,216
With maximum sales charge            17,100       12,216
Index                                18,871       13,505

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2004. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 2-29-04                    on 8-31-04              ended 8-31-04 1

Class A                        $1,002.00                      $4.14
Class B                           997.70                       8.41
Class C                           997.70                       8.41

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2004 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 29, 2004, with the same investment held until August 31, 2004. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 2-29-04                    on 8-31-04              ended 8-31-04 1

Class A                        $1,021.00                      $4.18
Class B                         1,016.72                       8.49
Class C                         1,016.72                       8.49

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.82%, 1.67% and 1.67% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 or 366] (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2004

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
Tax-exempt long-term bonds 99.08%                                                                                 $354,633,842
(Cost $325,361,767)

California 88.20%                                                                                                  315,692,898
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Center for Int'l
Schools Proj (G)                                               7.375% 05-01-18            BB+           $4,300       4,530,566
Rev San Diego Hosp Assn Ser 2001A                              6.125  08-15-20            BBB+           2,000       2,130,260
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp Proj
Ser 1997C                                                       Zero  09-01-18            AAA            3,000       1,559,130
Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)                                            11.170  07-16-23            AAA            2,000       2,476,040
Antioch Public Financing Auth,
Rev Ref Reassessment Sub Ser 1998B (G)                         5.850  09-02-15            BB+            1,410       1,506,500
Belmont Community Facilities District,
Rev Spec Tax Dist No. 2000 1 Library
Proj Ser 2004A                                                 5.750  08-01-24            AAA            1,000       1,169,050
California County Tobacco Securitization
Agency,
Rev Asset Backed Bond Fresno County
Fdg Corp                                                       6.000  06-01-35            BBB            1,765       1,492,625
Rev Asset Backed Bond Kern County
Corp Ser 2002A                                                 6.125  06-01-43            BBB            2,000       1,706,780
Rev Asset Backed Bond Stanislaus Fdg
Ser 2002A                                                      5.500  06-01-33            Baa3           1,000         819,450
California Department of Water Resources,
Rev Pwr Supply Ser 2002A                                       5.375  05-01-21            BBB+           4,000       4,288,680
Rev Pwr Supply Ser B 1 (P)                                     1.330  05-01-22            AA-            1,000       1,000,000
California Educational Facilities Auth,
Rev Ref Pooled College & Univ Financing
Ser 1993B                                                      6.125  06-01-09            Baa2             250         253,105
Rev Univ of San Diego Ser 2002A                                5.500  10-01-32            A2             1,435       1,497,968

See notes to
financial statements.


10

FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
California (continued)
California Health Facilities Financing Auth,
Rev Catholic Healthcare West Ser 2004G                         5.250% 07-01-23            BBB+          $1,000        $978,860
Rev Ref Insd de Las Companas Ser 1995A                         5.750  07-01-15            AAA            2,000       2,103,100
Rev Ref Insd Hlth Facil-Small Facil
Ser 1994B                                                      7.500  04-01-22            BBB            2,000       2,099,000
California Infrastructure & Economic
Development Bank,
Rev J David Gladstone Inst Proj                                5.250  10-01-34            A-             1,000         998,900
Rev Kaiser Hosp Asst I LLC Ser 2001A                           5.550  08-01-31            A              3,000       3,084,360
California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas & Electric
Ser 1996A                                                      5.350  12-01-16            AAA            1,000       1,082,410
Rev Poll Control Southern Calif Edison Co                      6.900  12-01-17            BBB              500         500,990
Rev Poll Control Southern Calif Edison Co
Ser 1985A                                                      2.000  03-01-08            BBB            2,000       1,990,920
Rev Solid Waste Disposal Keller Canyon
Landfill Co Proj                                               6.875  11-01-27            BB-            2,000       2,009,900
California Rural Home Mortgage
Finance Auth,
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A                                                      7.550  11-01-26            AAA               45          45,340
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A                                                      7.750  05-01-27            AAA               45          45,349
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004A                                      5.000  07-01-16            AA-            3,000       3,207,270
Gen Oblig Unltd Ser 2004B                                      5.000  07-01-23            AA-            5,000       5,469,400
Rev Various Servs Ser C 5 (P)                                  1.260  07-01-23            AA-            1,500       1,500,000
California State Public Works Board,
Rev Lease Dept of Corrections Ser 1996A                        5.250  01-01-21            AAA            4,500       4,660,515
Rev Lease Dept of Corrections Ser 1996A                        5.500  01-01-15            AAA            5,145       5,480,814
Rev Lease Dept of Corrections Ser 2003C                        5.500  06-01-18            A-             5,000       5,453,600
Rev Ref Lease Dept of Corrections State
Prisons Ser 1993A                                              5.000  12-01-19            AAA            5,000       5,448,300
Rev Ref Lease Various Univ of Calif Projs
Ser 1993A                                                      5.500  06-01-21            A+             1,250       1,265,462
California Statewide Communities
Development Auth,
Rev Cert of Part Catholic Healthcare West                      6.500  07-01-20            BBB+           4,365       4,729,696
Rev Ref Cert of Part Univ Corp Calif
State Univ                                                     6.000  04-01-26            AAA            1,620       1,726,288
Rev Kaiser Permanente Ser I                                    3.450  04-01-35            A              2,000       1,977,040
Rev Stonehaven Apts Proj Ser 2002A                             5.625  07-01-26            A              1,500       1,554,255

See notes to
financial statements.


11


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
California (continued)
California Statewide Financing Auth,
Rev Tobacco Settlement Asset Backed
Bond Ser 2002A                                                 5.625% 05-01-29            Baa3          $2,325      $1,997,733
Rev Tobacco Settlement Asset Backed
Bond Ser 2002A                                                 6.000  05-01-37            Baa3           2,500       2,108,050
Rev Tobacco Settlement Asset Backed
Bond Ser 2002B                                                 6.000  05-01-37            Baa3           4,000       3,372,880
California, State of,
Gen Oblig Unltd                                                5.125  04-01-23            A              2,000       2,088,440
Gen Oblig Unltd                                                5.125  11-01-24            A              3,500       3,630,655
Gen Oblig Unltd Ref                                            4.750  04-01-29            AAA            6,000       5,999,760
Capistrano Unified School District,
Rev Spec Tax Community Facil Dist
No. 90 2 (G)                                                   5.875  09-01-23            BB               500         514,960
Rev Spec Tax Community Facil Dist
No. 90 2 (G)                                                   6.000  09-01-33            BB               750         764,610
Rev Spec Tax Community Facil Dist
No. 92 1 (G)                                                   7.100  09-01-21            AA             2,150       2,451,580
Rev Spec Tax Community Facil Dist
No. 98 2 (G)                                                   5.750  09-01-29            BB+            2,470       2,506,902
Carson, City of,
Rev Spec Assessment Imp Bond
Act of 1915 Dist No. 2001 1 (G)                                6.375  09-02-31            BB+            1,375       1,402,527
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C                                                       Zero  09-01-16            AAA            2,145       1,261,925
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap
Facil Ser 1999A                                                5.000  06-01-28            AAA            3,000       3,037,470
Corona Community Facilities District,
Rev Spec Tax Escrow 97 2 (G)                                   5.875  09-01-23            BB+            1,425       1,462,962
Costa Mesa Public Financing Auth,
Rev Local Agency Ser 1991A (G)                                 7.100  08-01-21            BBB              210         212,234
Culver City Redevelopment Finance Auth,
Rev Ref Tax Alloc Sub Ser 1999B (G)                            6.200  11-01-18            BBB-           2,000       2,043,300
Del Mar Race Track Auth,
Rev Ref Ser 1996 (G)                                           6.000  08-15-06            BBB            1,200       1,242,888
Rev Ref Ser 1996 (G)                                           6.200  08-15-11            BBB            1,865       1,995,009
Fairfield Public Financing Auth,
Rev Pennsylvania Ave Storm Drain
Proj Ser 1995A                                                 6.500  08-01-21            A              1,085       1,127,055


See notes to
financial statements.


12


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
California (continued)
Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec                                      Zero  01-15-25            BBB-          $6,615      $2,002,956
Rev Ref Toll Rd Cap Apprec                                      Zero  01-15-36            BBB-          30,000       4,582,800
Rev Ref Toll Rd Conv Cap Apprec
Step Coupon (5.875%, 07-15-09) (O)                              Zero  01-15-26            BBB-           5,000       3,896,550
Rev Ref Toll Rd Sr Lien Ser 1995A                              6.000% 01-01-34            AAA           14,775      16,211,278
Rev Ref Toll Rd Sr Lien Ser 1995A                              6.500  01-01-32            AAA            1,665       1,845,802
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A                                              6.550  09-02-12            BBB+           2,000       2,043,740
Fresno, City of,
Rev Swr Ser A 1                                                5.250  09-01-19            AAA            1,000       1,131,510
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights
Dist No. 1 (G)                                                 6.200  09-01-32            BB             1,000       1,026,220
Golden State Tobacco Securitization Corp.,
Rev Asset Backed Bond Ser 2003A                                6.250  06-01-33            BBB            3,000       2,796,000
Rev Asset Backed Bond Ser 2003B                                5.375  06-01-28            A-             3,000       3,038,940
Irvine Ranch Water District,
Gen Oblig Unltd Various Cons Imp Dists (P)                     1.220  06-01-15            AAA              800         800,000
Irvine, City of,
Gen Oblig Unltd Ref Imp Bond Act
of 1915 (G)                                                    5.500  09-02-29            BB             1,000       1,000,760
Rev Meadows Mobile Home Park
Ser 1998A (G)                                                  5.700  03-01-28            BBB-           4,000       3,730,880
Irwindale Community Redevelopment Agency,
Rev Ref Tax Alloc Sub Lien
Industrial Dev Proj (G)                                        7.050  06-01-26            BBB            2,750       2,920,638
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C                                       Zero  08-01-26            AAA            1,000         313,050
Lancaster School District,
Rev Ref Cert of Part Cap Apprec                                 Zero  04-01-19            AAA            1,730         866,228
Rev Ref Cert of Part Cap Apprec                                 Zero  04-01-22            AAA            1,380         573,169
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2
Montecito Ranch (G)                                            6.125  09-01-27            BB             1,200       1,221,228
Long Beach, City of,
Rev Ref Harbor Ser 1998A                                       6.000  05-15-18            AAA            2,660       3,106,348
Rev Spec Tax Cmty Facil Dist No. 6 Pike (G)                    6.250  10-01-26            BB-            2,500       2,557,075
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business
Park Proj (G)                                                  6.400  09-01-22            BB+            1,000       1,048,720


See notes to
financial statements.


13


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
California (continued)
Los Angeles Community Redevelopment
Financing Auth,
Rev MultiFamily Grand Central Square
Ser 1993A                                                      5.850% 12-01-26            BBB-          $2,000      $2,004,580
Los Angeles County Public Works
Financing Auth,
Rev Regional Park & Open Space
Dist Ser 1994A                                                 6.000  10-01-15            Aa3            3,750       3,840,038
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997
Ser 2002E                                                      5.500  07-01-17            AAA            1,500       1,691,835
Millbrae, City of,
Rev Magnolia of Milbrae
Proj Ser 1997A (G)                                             7.375  09-01-27            BB             2,500       2,543,350
Mount Diablo Unified School District,
Gen Oblig Unltd Election of 2002                               5.000  07-01-18            AAA            4,680       5,032,357
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1998B                            Zero  08-01-22            AAA           14,200       5,530,616
Newport Beach, City of,
Rev Hoag Mem Presbyterian Hosp (P)                             1.260  10-01-22            AA             1,000       1,000,000
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A                                                      7.000  05-01-13            AAA              100         123,027
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj                                5.000  02-01-17            AAA            2,045       2,155,266
Orange, County of,
Rev Ref Cert of Part Recovery Ser 1996A                        5.800  07-01-16            AAA            2,000       2,169,360
Rev Spec Assessment Imp Bond Act 1915
Ltd Oblig (G)                                                  5.750  09-02-33            BB+            1,570       1,554,693
Rev Spec Tax Cmty Facil Dist No. 1 Ladera
Ranch Ser 2000A (G)                                            6.250  08-15-30            BB+            1,000       1,032,750
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B                                                       Zero  09-01-25            AAA            4,735       1,584,947
Pasadena, City of,
Rev Ref Cert of Part Old Pasadena
Parking Facil Proj                                             6.250  01-01-18            AA-            1,155       1,362,623
Poway, City of,
Rev Ref Cmty Facil Dist
No. 88 1 Pkwy Business Ctr (G)                                 6.750  08-15-15            BB             1,000       1,119,110
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)                         6.700  09-01-30            BB             1,000       1,043,110


See notes to
financial statements.


14


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
California (continued)
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj (G)                          7.000% 07-01-16            BBB+            $950      $1,008,083
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside
County Ser 1993A                                               6.500  06-01-12            A+             1,000       1,173,330
Riverside Redevelopment Agency,
Rev Ref Tax Alloc Merged Proj Area                             5.250  08-01-23            AAA            1,905       2,029,073
Sacramento City Financing Auth,
Rev Sr Convention Ctr Hotel Ser 1999A (G)                      6.250  01-01-30            BB+            5,500       5,538,885
Sacramento County Sanitation District,
Rev Ref Ser 2000A                                              5.875  12-01-27            AA             1,500       1,590,480
Sacramento Municipal Utility District,
Rev Ref Electric Ser 2001P                                     5.250  08-15-21            AAA            1,000       1,074,700
Sacramento Power Auth,
Rev Cogeneration Proj                                          6.000  07-01-22            BBB           12,000      12,449,520
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B                      6.875  08-01-24            AAA              350         453,523
Rev Ref Cert of Part Med Ctr Fin Proj                          5.500  08-01-17            AAA            8,750       9,962,750
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec Ser 2000B                            Zero  08-01-21            AAA            1,015         443,839
Gen Oblig Unltd Cap Apprec Ser 2000B                            Zero  08-01-23            AAA            1,080         415,800
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)                      10.198  04-23-08            AAA            1,000       1,233,100
Rev Ref Cert of Part Inverse Floater (P)                      10.198  04-22-09            AAA              400         503,504
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)                                                   Zero  09-01-17            BB             1,600         813,648
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)                                                   Zero  09-01-18            BB             1,700         804,712
Rev Ref Tax Alloc City Heights Proj
Ser 1999A (G)                                                  5.750  09-01-23            BB             1,000       1,021,720
Rev Ref Tax Alloc City Heights Proj
Ser 1999A (G)                                                  5.800  09-01-28            BB             1,395       1,412,298
San Diego Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1999A                            Zero  07-01-21            AAA            2,500       1,097,675
Gen Oblig Unltd Election of 1998
Ser 2000B                                                      5.000  07-01-25            AAA            2,450       2,500,740
San Francisco City & County
Redevelopment Agency,
Rev Cmty Facil Dist No. 6
Mission Ser 2001A (G)                                          6.000  08-01-25            BB             2,500       2,588,400
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv Ser 1993A                       5.000  10-01-13            A-             2,145       2,344,549


See notes to
financial statements.


15


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
California (continued)
San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A Step Coupon
(5.750%, 01-15-07) (O)                                          Zero  01-15-21            BB            $5,000      $4,323,600
Rev Toll Rd Sr Lien                                             Zero  01-01-14            AAA            5,000       3,435,950
Rev Toll Rd Sr Lien                                             Zero  01-01-22            AAA            6,500       2,818,205
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)                                                  6.000% 08-01-31            BB             1,305       1,318,885
San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog                                    5.000  07-01-21            AAA            1,815       1,979,675
Santa Ana Financing Auth,
Rev Lease Police Admin & Holding Facil
Ser 1994A                                                      6.250  07-01-19            AAA            1,790       2,187,470
Rev Lease Police Admin & Holding Facil
Ser 1994A                                                      6.250  07-01-24            AAA           10,000      12,209,400
Rev Ref Mainplace Proj Ser 1998D (G)                           5.600  09-01-19            BBB-           1,000       1,084,850
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil Projs
Ser 2000B                                                      5.500  05-15-17            AAA            6,000       6,677,220
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1                          6.000  09-01-30            BB+              500         505,190
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area No. 1 (G)                     6.375  09-01-30            BB             1,500       1,529,220
South Gate Public Financing Auth,
Rev Tax Alloc South Gate Redevel Proj No. 1                    5.250  09-01-19            AAA            1,000       1,082,470
Southern California Home Financing Auth,
Rev Single Family GNMA & FNMA Mtg
Backed Secs Ser 1992A                                          6.750  09-01-22            AAA               65          65,023
Southern California Public Power Auth,
Rev Ref Southern Transm Proj                                    Zero  07-01-13            AAA            4,400       3,115,904
Tobacco Securitization Authority of
Northern California,
Rev Asset Backed Bond Ser 2001A                                5.375  06-01-41            BBB            1,000         759,130
Torrance, City of,
Rev Ref Hosp Torrance
Mem Med Ctr Ser 2001A                                          5.500  06-01-31            A+             2,000       2,059,540
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1                          6.375  09-01-35            AAA            1,000       1,176,930
Upland Unified School District,
Gen Oblig Unltd                                                5.125  08-01-25            AAA            1,000       1,043,210


See notes to
financial statements.


16


FINANCIAL STATEMENTS


                                                            Interest  Maturity         Credit       Par value
State, issuer, description                                      rate  date             rating (A)        (000)           Value
California (continued)
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part                                           5.000% 07-01-19            AAA           $2,500      $2,745,150
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Spec Tax Fashion
Plaza Proj                                                     6.000  09-01-22            AA             3,000       3,551,130

Florida 1.16%                                                                                                        4,148,065
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                                 10.000  10-01-33            BB             2,500       2,988,875
Rev Seminole Tribe Convention
Ser 2003A (G)                                                  8.950  10-01-33            BB             1,000       1,159,190

Puerto Rico 9.72%                                                                                                   34,792,879
Childrens Trust Fund (The),
Rev Ref Tobacco Settlement Asset
Backed Bond                                                    5.375  05-15-33            BBB              965         873,064
Rev Ref Tobacco Settlement Asset
Backed Bond                                                    5.500  05-15-39            BBB            1,000         860,330
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd by the
Commonwealth of Puerto Rico) (P)                              10.220  07-01-11            AAA            7,500       9,978,750
Puerto Rico Highway & Transportation Auth,
Rev Preref Ser 2000B                                           6.000  07-01-26            A              1,000       1,048,270
Rev Ref Ser 1998A                                              5.000  07-01-38            AAA            5,000       5,085,650
Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 1996Z                                              6.250  07-01-14            AAA            3,250       3,986,450
Puerto Rico Ind'l, Tourist, Ed'l,
Med & Environmental Control
Facilities Financing Auth,
Rev Hosp de La Concepcion
Ser 2000A                                                      6.500  11-15-20            AA               500         580,215
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E                              5.700  08-01-25            BBB+           2,500       2,861,975
Puerto Rico, Commonwealth of,
Gen Oblig Unltd                                                6.500  07-01-15            A-             6,000       7,343,460
Gen Oblig Unltd Preref Pub Imp                                 5.125  07-01-30            AAA            1,180       1,327,630
Gen Oblig Unltd Unref Bal Pub Imp                              5.125  07-01-30            AAA              820         847,085


See notes to
financial statements.


17


FINANCIAL STATEMENTS


                                                            Interest  Maturity                      Par value
Issuer, description                                             rate  date                               (000)           Value
Short-term investments 0.02%                                                                                           $93,000
(Cost $93,000)

Joint Repurchase Agreement 0.02%                                                                                        93,000
Investment in a joint repurchase agreement
transaction with Barclays, Capital, Inc. --
Dated 08-31-04, due 09-01-04 (secured
by U.S. Treasury Bond 9.000%, due
11-15-18 and U.S. Treasury Inflation
Indexed Bond 3.875%, due 04-15-29)                             1.560% 09-01-04                              93          93,000

Total investments 99.10%                                                                                          $354,726,842

Other assets and liabilities, net 0.90%                                                                             $3,210,505

Total net assets 100.00%                                                                                          $357,937,347


(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2004.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

August 31, 2004
(unaudited)

This table shows the
percentages of the
Fund's investments
aggregated by
various industries.

                                              Value as a percentage
Industry distribution                          of Fund's net assets
General Obligation                                           14.71%
Revenue Bonds -- Certificate of Participation                 1.74
Revenue Bonds -- Correctional Facility                        9.90
Revenue Bonds -- Economic Development                         1.55
Revenue Bonds -- Education                                    3.68
Revenue Bonds -- Electric                                     4.68
Revenue Bonds -- Health                                       9.74
Revenue Bonds -- Housing                                      2.08
Revenue Bonds -- Leasing Contracts                            3.81
Revenue Bonds -- Other                                        4.11
Revenue Bonds -- Pollution Control                            1.56
Revenue Bonds -- Public Facility                              0.80
Revenue Bonds -- Redevelopment Land                           1.14
Revenue Bonds -- Special Tax                                  7.33
Revenue Bonds -- Tax Allocation                               5.17
Revenue Bonds -- Tobacco                                      5.54
Revenue Bonds -- Transportation                              14.62
Revenue Bonds -- Water and Sewer                              6.92

Total tax-exempt long-term bonds                             99.08%

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $325,454,767)     $354,726,842
Cash                                                   231
Receivable for shares sold                         127,782
Interest receivable                              4,421,167
Other assets                                       117,969

Total assets                                   359,393,991
Liabilities
Payable for shares repurchased                     162,391
Dividends payable                                   43,886
Unrealized depreciation of swaps contracts         906,726
Payable to affiliates
Management fees                                    158,932
Distribution and service fees                       10,082
Other                                               16,374
Other payables and accrued expenses                158,253

Total liabilities                                1,456,644

Net assets
Capital paid-in                                333,490,901
Accumulated net realized loss on investments    (3,958,153)
Net unrealized appreciation of investments
and swap contracts                              28,365,349
Accumulated net investment income                   39,250

Net assets                                    $357,937,347
Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($308,195,035 [DIV] 28,260,636 shares)      $10.91
Class B ($42,626,497 [DIV] 3,908,894 shares)        $10.91
Class C ($7,115,815 [DIV] 652,515 shares)           $10.91
Maximum offering price per share
Class A1 ($10.91 [DIV] 95.5%)                       $11.42

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                       $20,502,256

Total investment income                         20,502,256
Expenses
Investment management fees                       2,030,444
Class A distribution and service fees              467,232
Class B distribution and service fees              497,898
Class C distribution and service fees               78,940
Transfer agent fees                                169,675
Accounting and legal services fees                 103,350
Custodian fees                                      87,208
Professional fees                                   67,699
Miscellaneous                                       24,099
Printing                                            17,694
Trustees' fees                                      17,103
Registration and filing fees                        11,109
Interest                                               334

Total expenses                                   3,572,785
Less expense reductions                               (354)

Net expenses                                     3,572,431

Net investment income                           16,929,825
Realized and unrealized gain (loss)

Net realized gain on investments                   704,505
Change in net unrealized appreciation
(depreciation) of
Investments                                     10,549,805
Swap contracts                                    (906,726)

Net realized and unrealized gain                10,347,584

Increase in net assets from operations         $27,277,409


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in money
shareholders
invested in the
Fund.


                                                         Year          Year
                                                        ended         ended
                                                      8-31-03       8-31-04
Increase (decrease) in net assets
From operations

Net investment income                             $18,859,478   $16,929,825

Net realized gain (loss)                             (700,785)      704,505
Change in net unrealized
  appreciation (depreciation)                     (15,942,310)    9,643,079

Increase in net assets resulting
  from operations                                   2,216,383    27,277,409

Distributions to shareholders
From net investment income
Class A                                           (15,776,720)  (14,521,794)
Class B                                            (2,420,927)   (1,897,914)
Class C                                              (372,022)     (300,970)
                                                  (18,569,669)  (16,720,678)
From Fund share transactions                      (31,917,119)  (24,356,932)

Net assets
Beginning of period                               420,007,953   371,737,548

End of period 1                                  $371,737,548  $357,937,347

1 Includes accumulated net investment income of $49,198 and $39,250, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                           8-31-00 1   8-31-01 1   8-31-02 1,2 8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                     $10.65      $10.69      $11.11      $11.06      $10.60
Net investment income 3                                   0.56        0.54        0.54        0.53        0.52
Net realized and unrealized
gain (loss) on investments                                0.04        0.42       (0.06)      (0.47)       0.30
Total from
investment operations                                     0.60        0.96        0.48        0.06        0.82
Less distributions
From net investment income                               (0.56)      (0.54)      (0.53)      (0.52)      (0.51)
Net asset value, end of period                          $10.69      $11.11      $11.06      $10.60      $10.91
Total return 4 (%)                                        5.93 5      9.26 5      4.52 5      0.48        7.84
Ratios and supplemental data
Net assets, end of period
(in millions)                                             $306        $331        $347        $308        $308
Ratio of expenses
to average net assets (%)                                 0.75        0.80        0.84        0.84        0.83
Ratio of adjusted expenses
to average net assets 6 (%)                               0.84        0.82        0.84          --          --
Ratio of net investment income
to average net assets (%)                                 5.39        5.01        4.95        4.79        4.72
Portfolio turnover (%)                                      11          14          15          18          21

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                           8-31-00 1   8-31-01   1 8-31-02 1,2 8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                     $10.65      $10.69      $11.11      $11.06      $10.60
Net investment income 3                                   0.48        0.46        0.45        0.44        0.42
Net realized and unrealized
gain (loss) on investments                                0.04        0.42       (0.06)      (0.47)       0.31
Total from
investment operations                                     0.52        0.88        0.39       (0.03)       0.73
Less distributions
From net investment income                               (0.48)      (0.46)      (0.44)      (0.43)      (0.42)
Net asset value, end of period                          $10.69      $11.11      $11.06      $10.60      $10.91
Total return 4 (%)                                        5.14 5      8.45 5      3.67 5     (0.37)       6.93
Ratios and supplemental data
Net assets, end of period
(in millions)                                              $81         $80         $65         $55         $43
Ratio of expenses
to average net assets (%)                                 1.50        1.55        1.65        1.69        1.69
Ratio of adjusted expenses
to average net assets 6 (%)                               1.69        1.67        1.69          --          --
Ratio of net investment income
to average net assets (%)                                 4.64        4.26        4.14        3.95        3.87
Portfolio turnover (%)                                      11          14          15          18          21


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                           8-31-00 1   8-31-01 1   8-31-02 1,2 8-31-03     8-31-04
Per share operating performance
Net asset value,
beginning of period                                     $10.65      $10.69      $11.11      $11.06      $10.60
Net investment income 3                                   0.47        0.45        0.45        0.43        0.42
Net realized and unrealized
gain (loss) on investments                                0.04        0.42       (0.06)      (0.47)       0.31
Total from
investment operations                                     0.51        0.87        0.39       (0.04)       0.73
Less distributions
From net investment income                               (0.47)      (0.45)      (0.44)      (0.42)      (0.42)
Net asset value, end of period                          $10.69      $11.11      $11.06      $10.60      $10.91
Total return 4 (%)                                        5.03 5      8.34 5      3.64 5     (0.37)       6.93
Ratios and supplemental data
Net assets, end of period
(in millions)                                               $3          $4          $8          $9          $7
Ratio of expenses
to average net assets (%)                                 1.60        1.65        1.69        1.69        1.69
Ratio of adjusted expenses
to average net assets 6 (%)                               1.69        1.67        1.69          --          --
Ratio of net investment income
to average net assets (%)                                 4.54        4.16        4.10        3.93        3.87
Portfolio turnover (%)                                      11          14          15          18          21

1 Audited by previous auditor.

2 As required, effective 9-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.88%, 4.07% and 4.03% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for the periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock California Tax-Free Income Fund (the "Fund") is a non-diversified open-end management investment company registered under the Investment Company Act of 1940. (The Fund was diversified prior to September 7, 2004.) The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribu tion and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2004.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss). The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts.

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on August
31, 2004:

                              RATE TYPE
             PAYMENTS
NOTIONAL     TO BE MADE   PAYMENTS TO BE RECEIVED   TERMINATION   UNREALIZED
AMOUNT       BY FUND      BY FUND                   DATE          DEPRECIATION

$6,000,000   4.00%(a)    Weekly Muni Swap Index     Sept 2014    ($237,117)
 6,000,000   4.05%(a)    Weekly Muni Swap Index     Sept 2014     (265,389)
 6,000,000   4.10%(a)    Weekly Muni Swap Index     Sept 2014     (291,302)
 4,000,000   3.87%(a)    Weekly Muni Swap Index     Oct 2014      (112,918)
                                                                 ($906,726)

(a) Fixed rate

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,516,352 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: August 31, 2005 - $7,774, August 31, 2006 - $679,515, August 31, 2008 -- $968,588, August
31, 2011 - $1,269,779 and August 31, 2012 - $590,696.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2003, the tax character of distributions paid was as follows: ordinary income $124,744 and $18,444,925 of exempt income. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $88,951 and $16,631,727 of exempt income. Distribu tions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2004, the components of distributable earnings on a tax basis included $148,840 of undistributed exempt income. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distribu tions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.50% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $354, which had no impact on the Fund's ratio of expenses to average net assets, for the year ended August 31, 2004. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $236,933 with regard to sales of Class A shares. Of this amount, $31,740 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $190,526 was paid as sales commissions to unrelated broker-dealers and $14,667 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended August 31, 2004, JH Funds received net up-front sales charges of $2,994 with regard to sales of Class C shares, all of which was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2004, CDSCs received by JH Funds amounted to $115,158 for Class B shares and $1,743 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of Class A, Class B and Class C average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2004. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $103,350. The Fund also paid the Adviser the amount of $1,435 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                               Year ended 8-31-03          Year ended 8-31-04
                            Shares         Amount       Shares         Amount
Class A shares
Sold                     3,225,987    $35,445,018    2,600,800    $28,211,100
Distributions reinvested   747,678      8,205,314      750,912      8,150,608
Repurchased             (6,314,433)   (69,193,527)  (4,120,760)   (44,765,031)
Net decrease            (2,340,768)  ($25,543,195)    (769,048)   ($8,403,323)

Class B shares
Sold                       408,022     $4,509,993      187,844     $2,038,740
Distributions reinvested   117,508      1,290,283       98,139      1,065,569
Repurchased             (1,203,179)   (13,155,596)  (1,583,501)   (17,204,330)
Net decrease              (677,649)   ($7,355,320)  (1,297,518)  ($14,100,021)

Class C shares
Sold                       353,398     $3,894,916       42,843       $463,748
Distributions reinvested    24,409        268,074       19,754        214,347
Repurchased               (290,012)    (3,181,594)    (234,550)    (2,531,683)
Net increase (decrease)     87,795       $981,396     (171,953)   ($1,853,588)
Net decrease            (2,930,622)  ($31,917,119)  (2,238,519)  ($24,356,932)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2004, aggregated $75,408,660 and $98,097,647, respectively.

The cost of investments owned on August 31, 2004, including short-term investments, for federal income tax purposes, was $324,344,187. Gross unrealized appreciation and depreciation of investments aggregated $32,429,629 and $2,046,974, respectively, resulting in net unrealized appreciation of $30,382,655. The difference between book basis and tax basis net un realized appreciation of in vest ments is attributable primarily to the accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2004, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $2,475,003, a decrease in accumulated net investment income of $219,095 and a decrease in capital paid-in of $2,255,908. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation, premium amortization tax adjustment and expiring capital loss carryover. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Note F
Shareholder meeting (unaudited)

On August 25, 2004, at the Special Meeting of Shareholders of the Fund, the shareholders approved certain changes to fundamental investment restrictions of the Fund, effective September 7, 2004. Proxies covering 17,553,507 shares of beneficial interest were voted at the meeting, with the votes tabulated as follows:

                                                  FOR      AGAINST    ABSTAIN

ITEM 1(a): To amend the Fund's fundamental
restriction on borrowing.                     15,249,297  1,292,295  1,011,915

ITEM 1(b): To eliminate the Fund's
fundamental restriction on pledging of
assets.                                       15,180,911  1,407,076    965,520

ITEM 1(c): To eliminate the Fund's
fundamental restriction on
diversification.                              15,424,907  1,255,295    873,305

ITEM 1(d): To eliminate the Fund's investment
restriction on Trustee and Officer ownership. 15,132,152  1,430,315    991,040

ITEM 1(e): To amend and reclassify the Fund's
fundamental restriction on restricted and
illiquid securities.                          15,242,587  1,257,300  1,053,620

ITEM 1(f): To amend the Fund's fundamental
restriction on commodities and derivatives.   15,322,496  1,252,356    978,655

ITEM 1(g): To amend and reclassify the Fund's
fundamental restriction on margin and short
sales.                                        15,285,239  1,277,097    991,171

ITEM 1(h): To amend the Fund's fundamental
investment restriction on loans.              15,175,460  1,397,307    980,740

ITEM 1(i): To amend the Fund's fundamental
investment restriction on industry
concentration.                                15,383,493  1,205,141    964,873

ITEM 1(j): To eliminate the Fund's
fundamental restriction on investing in new
issuers.                                      15,369,052  1,233,340    951,115

ITEM 1(l): To amend and reclassify the Fund's
fundamental restriction on investing in other
investment companies.                         15,382,285  1,217,984    953,238

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock California Tax-Free Income Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock California Tax-Free Income Fund (the "Fund") as of August 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the years ended August 31, 2004 and 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended August 31, 2002, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 8, 2004

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2004.

None of the 2004 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.47% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 3.61%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2004 U.S. Treasury Department Form 1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1              by Trustee
Charles L. Ladner,2 Born: 1938                                                              1994                48
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1994                28
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1989                28
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (since 2001), Adorno/Rogers Technology, Inc. (until 2004),
Pinnacle Foods Corporation (until 2003), rateGenius (Internet service)
(until 2003), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), LBJ Foundation (until 2000), Golfsmith International,
Inc. (until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,


35



Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1              by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1989                28
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                28
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

Steven Pruchansky, Born: 1944                                                               1994                28
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                28
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan,2 Born: 1930                                                                 1994                28
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


36



Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with Fund                                                               Trustee                John Hancock
Principal occupation(s) and other                                                        of Fund                funds overseen
directorships during past 5 years                                                          since 1              by Trustee
James A. Shepherdson, Born: 1952                                                            2004                48
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


Principal officers who are not Trustees
Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since

Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

------------------------------------------------------------
Equity                    Balanced Fund
                          Classic Value Fund
                          Core Equity Fund
                          Focused Equity Fund
                          Growth Trends Fund
                          International Fund
                          Large Cap Equity Fund
                          Large Cap Growth Fund
                          Large Cap Select Fund
                          Mid Cap Growth Fund
                          Multi Cap Growth Fund
                          Small Cap Equity Fund
                          Small Cap Growth Fund
                          Sovereign Investors Fund
                          U.S. Global Leaders Growth Fund

------------------------------------------------------------
Sector                    Biotechnology Fund
                          Financial Industries Fund
                          Health Sciences Fund
                          Real Estate Fund
                          Regional Bank Fund
                          Technology Fund

------------------------------------------------------------
Income                    Bond Fund
                          Government Income Fund
                          High Income Fund
                          High Yield Fund
                          Investment Grade Bond Fund
                          Strategic Income Fund

------------------------------------------------------------
Tax-Free Income           California Tax-Free Income Fund
                          High Yield Municipal Bond Fund
                          Massachusetts Tax-Free Income Fund
                          New York Tax-Free Income Fund
                          Tax-Free Bond Fund

------------------------------------------------------------
Money Market              Money Market Fund
                          U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone             On the Fund's Web site       On the SEC's Web site

1-800-225-5291       www.jhfunds.com/proxy        www.sec.gov

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

How to contact us

Internet           www.jhfunds.com

Mail               Regular mail:              Express mail:
                   John Hancock               John Hancock
                   Signature Services, Inc.   Signature Services, Inc.
                   1 John Hancock Way,        Mutual Fund Image Operations
                   Suite 1000
                   Boston, MA 02217-1000      529 Main Street
                                              Charlestown, MA 02129

Phone              Customer service
                   representatives            1-800-225-5291
                   24-hour automated
                   information                1-800-338-8080
                   TDD line                   1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarte r on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
California Tax-Free Income Fund.


5300A       8/04
           10/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $32,100 for the fiscal year ended August 31, 2003 and $33,750 for the fiscal year ended August 31, 2004. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended August 31, 2003 and fiscal year ended August 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,100 for the fiscal year ended August 31, 2003 and $2,250 for the fiscal year ended August 31, 2004. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended August 31, 2003 and fiscal year ended August 31, 2004 billed to the registrant or to the control affiliates.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2003 and August 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended August 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $149,700 for the fiscal year ended August 31, 2003, and $2,250 for the fiscal year ended August 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


John Hancock California Tax-Free Income Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:   October 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:   October 25, 2004